Intangible Assets (Details 1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 148,799	$ 148,128